                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Peter de Roetth (signature on file)    Boston, MA     February 12, 2009
-----------------------------------   -------------   -----------------
[Signature]                           [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

Page 1 of 4   FORM 13F   Name of Reporting Manager Account Management, LLC

                                                                                                                      (SEC USE ONLY)

                                                                                                                       Item 8:
                                                                                  Item 6:                         Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                              Item 5:  ---------------------------              --------------------
                               Item 2:  Item 3:    Item 4:   Shares or         (b) Shared-   (c)     Item 7:
            Item 1:           Title of   CUSIP   Fair Market Principal    (a)   As Defined Shared-   Managers              (b)  (c)
        Name of Issuer         Class     Number     Value     Amount     Sole  in Instr. V  Other  See Instr. V (a) Sole Shared None
----------------------------- -------- --------- ----------- --------- ------- ----------- ------- ------------ -------- ------ ----
Berkshire Hathaway Hld B       Common
                               Stock   084670207  10,162,668     3,162   3,162                                    3,162
Central Fund of Canada Ltd.    Common
                               Stock   153501101     426,360    38,000  38,000                                   38,000
Airvana, Inc                   Common
                               Stock   00950V101     257,040    42,000  42,000                                   42,000
Credit Acceptance Corporation  Common
                               Stock   225310101   4,823,934   352,112 352,112                                  352,112
Encana Corporation             Common
                               Stock   292505104     813,400    17,500  17,500                                   17,500
FCStone Group Inc.             Common
                               Stock   31308T100     143,975    32,500  32,500                                   32,500
Gold Bullion  Ltd.             Common
                               Stock   Q1868U112     302,577     3,498   3,498                                    3,498
Gammon Gold, Inc               Common
                               Stock   36467T106     497,770    91,000  91,000                                   91,000
Maxim Integrated Products      Common
                               Stock   57772K101   5,249,888   459,710 459,710                                  459,710
Ritchie Bros. Auction          Common
                               Stock   767744105   1,702,890    79,500  79,500                                   79,500
Energy Recovery Inc.           Common
                               Stock   29270J100     962,660   127,000 127,000                                  127,000
Leucadia National Corp         Common
                               Stock   527288104     792,000    40,000  40,000                                   40,000
XTO Energy Inc.                Common
                               Stock   98385X106   1,806,706    51,225  51,225                                   51,225
   COLUMN TOTALS                                  27,941,868 1,337,207

Page 2 of 4   FORM 13F   Name of Reporting Manager Account Management, LLC

                                                                                                                      (SEC USE ONLY)

                                                                                                                       Item 8:
                                                                                  Item 6:                         Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                              Item 5:  ---------------------------              --------------------
                               Item 2:  Item 3:    Item 4:   Shares or         (b) Shared-   (c)     Item 7:
            Item 1:           Title of   CUSIP   Fair Market Principal    (a)   As Defined Shared-   Managers              (b)  (c)
        Name of Issuer         Class     Number     Value     Amount     Sole  in Instr. V  Other  See Instr. V (a) Sole Shared None
----------------------------- -------- --------- ----------- --------- ------- ----------- ------- ------------ -------- ------ ----
Barrick Gold Corporation       Common
                               Stock   067901108   7,510,162   204,247 204,247                                  204,247
Canadian Natural Resources     Common
                               Stock   136385101     509,745    12,750  12,750                                   12,750
Bershire Hathaway Inc. CL "A"  Common
                               Stock   084670108     966,000        10      10                                       10
Goldman Sachs Group Inc.       Common
                               Stock   38141G104     253,170     3,000   3,000                                    3,000
Johnson & Johnson              Common
                               Stock   478160104   2,016,271    33,700  33,700                                   33,700
Goldcorp Inc.                  Common
                               Stock   380956409   2,508,212    79,550  79,550                                   79,550
Monsanto Co.                   Common
                               Stock   61166W101   1,371,825    19,500  19,500                                   19,500
Indochina Capital              Common
                               Stock   G47690105      30,000    12,000  12,000                                   12,000
Innerworkings Inc.             Common
                               Stock   45773Y105     639,935    97,700  97,700                                   97,700
Kinross Gold CP                Common
                               Stock   496902404   1,158,323    62,884  62,884                                   62,884
Powersecure International,     Common
Inc.                           Stock   73936N105   1,596,811   485,353 485,353                                  485,353
Pan Amer Silver                Common
                               Stock   697900108     211,327    12,380  12,380                                   12,380
Transdigm Group Inc.           Common
                               Stock   893641100     876,177    26,100  26,100                                   26,100
SPDR Gold Trust                Common
                               Stock   78463V107   1,546,978    17,880  17,880                                   17,880
   COLUMN TOTALS                                  21,194,936 1,067,054

Page 3 of 4   FORM 13F   Name of Reporting Manager Account Management, LLC

                                                                                                                      (SEC USE ONLY)

                                                                                                                       Item 8:
                                                                                  Item 6:                         Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                              Item 5:  ---------------------------              --------------------
                               Item 2:  Item 3:    Item 4:   Shares or         (b) Shared-   (c)     Item 7:
            Item 1:           Title of   CUSIP   Fair Market Principal    (a)   As Defined Shared-   Managers              (b)  (c)
        Name of Issuer         Class     Number     Value     Amount     Sole  in Instr. V  Other  See Instr. V (a) Sole Shared None
----------------------------- -------- --------- ----------- --------- ------- ----------- ------- ------------ -------- ------ ----
Penn West Energy Tru           Common
                               Stock   707885109     588,470    52,920  52,920                                   52,920
Petaquilla Minerals LTD        Common
                               Stock   716013107     178,200   495,000 495,000                                  495,000
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
   COLUMN TOTALS                                     766,670   547,920

Page 4 of 4   FORM 13F   Name of Reporting Manager Account Management, LLC

                                                                                                                      (SEC USE ONLY)

                                                                                                                       Item 8:
                                                                                  Item 6:                         Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                              Item 5:  ---------------------------              --------------------
                               Item 2:  Item 3:    Item 4:   Shares or         (b) Shared-   (c)     Item 7:
            Item 1:           Title of   CUSIP   Fair Market Principal    (a)   As Defined Shared-   Managers              (b)  (c)
        Name of Issuer         Class     Number     Value     Amount     Sole  in Instr. V  Other  See Instr. V (a) Sole Shared None
----------------------------- -------- --------- ----------- --------- ------- ----------- ------- ------------ -------- ------ ----
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                               Common
                               Stock                                         0                                        0
                                                           0         0